Deferred Acquisition Costs - Schedule of Deferred Acquisition Costs (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Deferred Acquisition Costs [Line Items]
Project investigation costs	$ 71,754	$ 118,239
Field [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs		606
Geological [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	527	4,494
Project management [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	59,897	60,152
Sample analysis [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	3,381	3,316
Technical studies [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	7,214	49,138
Travel [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	$ 735	$ 533